Offerings - Offering: 1	Oct. 22, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.0000625 per share
Maximum Aggregate Offering Price	$ 300,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 26,100.00
Offering Note	Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(o) under the Securities Act.

Calculated pursuant to Rule 457(o) under the Securities Act based on an estimate of the proposed maximum aggregate offering price.